NEWBUILDINGS - Movement in Newbuilding Balance (Details) $ in Thousands	6 Months Ended
Jun. 30, 2016 USD ($)
Movement In Newbuilding Balance [Roll Forward]
Balance at December 31, 2015	$ 338,614
Installments and newbuilding supervision fees	205,972
Interest capitalized	2,200
Transfers to Vessels and Equipment	(353,002)
Balance at June 30, 2016	$ 193,784